SHARE-BASED PAYMENT (Narrative) (Details)	1 Months Ended		12 Months Ended
	Dec. 20, 2018 USD ($) shares	Sep. 30, 2016	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2016 ILS (₪) shares	Dec. 31, 2018 ILS (₪) shares	Dec. 20, 2018 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted			617,825	458,950	401,275
Exercisable shares			1,406,048	1,755,253	1,543,358	1,406,048
Exercise price of options | ₪				₪ 32.47	₪ 35.2	₪ 29.99		₪ 38.96
Dividend yield
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options | ₪				₪ 15		15
Expected volatility			25.00%	37.00%	32.00%
Risk-free interest rate			0.20%	0.10%	0.13%
Expected average forfeiture rate			1.00%	1.00%	0.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options | ₪				₪ 57		₪ 57
Expected volatility			39.00%	45.00%	51.00%
Risk-free interest rate			2.00%	1.83%	1.83%
Expected average forfeiture rate			5.00%	5.00%	5.00%
Number of RSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted			96,308	58,835	29,333
2011 Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description of options		Pursuant to the 2011 Plan, granted share options and RS generally vest over a four-year period following the date of the grant in 13 installments: 25% of the options vest on the first anniversary of the grant date and 6.25% options vest at the end of each quarter thereafter.
Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted	90,000
Exercise price of options | ₪							₪ 18.93
Fair value of options | $	$ 156,000
Chief Executive Officer [Member] | Number of RSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted	30,000
Fair value of options | $	$ 148,000
Employees options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted			417,825
Fair value of options | $			$ 795,000
Employees options [Member] | Number of RSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted			66,308
Fair value of options | $			$ 344,000
Directors options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted	110,000
Fair value of options | $	$ 170,000
Directors options [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options | ₪							18.93
Directors options [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options | ₪							₪ 22.54